Long-term debt	6 Months Ended
Jun. 30, 2021
Debt Disclosure [Abstract]
Long-term debt	Long-term debt
Long-term debt consists of the following:

Borrowing type	Weighted average coupon	Maturity	Par value		June 30, 2021	December 31, 2020
Senior unsecured revolving credit facilities	—	2021-2024	N/A		$567,814	$223,507
Senior unsecured bank credit facilities	—	2021-2031	N/A		157,694	152,338
Commercial paper	—	2021	N/A		499,000	122,000
U.S. dollar borrowings
Senior unsecured notes (Green Equity Units) (a)	1.18%	2026		$1,150,000	1,139,687	—
Senior unsecured notes	3.46%	2022-2047		$1,700,000	1,689,074	1,688,390
Senior unsecured utility notes	6.34%	2023-2035		$142,000	156,392	157,212
Senior secured utility bonds	4.71%	2026-2044		$556,224	555,957	561,494
Canadian dollar borrowings
Senior unsecured notes (b)	3.81%	2022-2050	C$	1,400,669	1,124,179	899,710
Senior secured project notes	10.21%	2027	C$	24,602	19,850	20,315
Chilean Unidad de Fomento borrowings
Senior unsecured utility bonds	4.24%	2028-2040	CLF 1,811		91,049	92,183
					$6,000,696	$3,917,149
Subordinated U.S. dollar borrowings
Subordinated unsecured notes	6.50%	2078-2079		$637,500	621,667	621,321
					$6,622,363	$4,538,470
Less: current portion					(517,038)	(139,874)
					$6,105,325	$4,398,596
Short-term obligations of $371,117 that are expected to be refinanced using the long-term credit facilities are presented as long-term debt.
Long-term debt issued at a subsidiary level (project notes or utility bonds) relating to a specific operating facility is generally collateralized by the respective facility with no other recourse to the Company. Long-term debt issued at a subsidiary level whether or not collateralized generally has certain financial covenants, which must be maintained on a quarterly basis. Non-compliance with the covenants could restrict cash distributions/dividends to the Company from the specific facilities.
7.Long-term debt (continued)
Recent financing activities:
(a)U.S. dollar senior unsecured notes (Green Equity Units)
In June 2021, the Company sold 23,000,000 equity units (the "Green Equity Units") for total gross proceeds of $1,150,000. Each Green Equity Unit has a stated amount of $50 and consists of a contract to purchase AQN common shares (the "share purchase contract") and, initially, a 5% undivided beneficial ownership interest in a remarketable senior note due June 15, 2026, issued in the principal amount of $1,000 by AQN.
Total annual distributions on the Green Equity Units are at a rate of 7.75%, consisting of interest on the notes (1.18% per year) and payments under the share purchase contract (6.57% per year). The interest rate on the notes will be reset following a successful marketing, which would occur in 2024. The present value of the contract adjustment payments was estimated at $222,378 and is recorded against additional paid-in capital ("APIC") to the extent of the APIC balance and against retained earnings (deficit) for the remainder. The corresponding amount of $222,378 was recorded in other liabilities and is accreted over the three-year period (note 9).
Each share purchase contract requires the holder to purchase by no later than June 15, 2024 for a price of $50 in cash, a number of AQN common shares ("common shares") based on the applicable market value to be determined using the volume-weighted average price of the common shares over a 20-day trading period ending June 14, 2024. The minimum settlement rate under the purchase contracts is 2.7778 common shares, which is approximately equal to the $50 stated amount per Green Equity Unit, divided by the threshold appreciation price of $18 per common share. The maximum settlement rate under the purchase contracts is 3.3333 common shares, which is approximately equal to the $50 stated amount per Green Equity Unit, divided by $15 per common share.
The common share purchase obligation of holders of Green Equity Units will be satisfied by the proceeds raised from a successful remarketing of the notes, unless a holder has elected to settle with separate cash. Holders’ beneficial ownership interest in each note has been pledged to AQN to secure the holders' obligation to purchase common shares under the related share purchase contract.
Prior to the issuance of common shares, the share purchase contracts, if dilutive, will be reflected in the Company's diluted earnings per share calculations using the treasury stock method.
(b)Canadian dollar senior unsecured notes
On February 15, 2021, the Renewable Energy Group repaid a C$150,000 unsecured note upon its maturity. Concurrent with the repayment, the Renewable Energy Group unwound and settled the related cross-currency fixed-for-fixed interest rate swap (note 21(b)(iii)).
On April 9, 2021, the Renewable Energy Group issued C$400,000 senior unsecured debentures bearing interest at 2.85% with a maturity date of July 15, 2031. The notes were sold at a price of C$999.92 per C$1,000.00 principal amount. Concurrent with the offering, the Renewable Energy Group entered into a fixed-for-fixed cross-currency interest rate swap to convert the Canadian-dollar-denominated coupon and principal payments from the offering into U.S. dollars (note 21(b)(iii)).